Offerings - Offering: 1	Oct. 01, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 128,213,937.50
Fee Rate	0.0087%
Amount of Registration Fee	$ 11,154.61
Offering Note	Calculated as the aggregate maximum purchase price to be paid in the offer, based upon a price of 92.875% of the liquidation preference.